Note 13 - Operating Lease Right-of-use Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2024	$172,528
2025	75,054
2026	57,090
2027	20,715
Total	$325,387
Discount based on incremental borrowing rate	(23,586)
Operating lease liabilities, including current portion	$301,801